Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	As of December 31,	As of December 31,
	2022	2021

Net loss carryforward	17,183	14,113
Other reserves and allowance	127	94
Total deferred tax assets	17,310	14,207
Valuation allowance	(17,310)	(14,207)
Net deferred tax asset	-	-

Schedule of tax expense to the company’s theoretical statutory tax benefit
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Loss (profit) before taxes:
Local	16,952	10,081	3,735
Foreign[1]	26	(186)	(5)
Net loss, as reported in the consolidated statements of comprehensive loss	16,978	9,895	3,730
Israeli statutory income tax rate	23%	23%	23%

Theoretical tax benefit	3,905	2,276	858
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(3,905)	(2,161)	(858)
Other	-	(115)	-
Income tax expense	-	-	-

[1]	Foreign is amount related to the US & China Subsidiaries